Deconsolidation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 30, 2011 Navios Acquisition	Dec. 31, 2013 Navios Acquisition
Business Acquisition [Line Items]
Business Deconsolidation Effective Date				Mar. 30, 2011
Gain/(loss) on change in control	$ 0	$ 0	$ (35,325)	$ (35,325)
Variable Interest Entity Ownership Percentage			45.00%	45.00%	47.80%
Deconsolidation of subsidiary, shares				7,676,000
Deconsolidation of subsidiary, value				30,474
Investments In Affiliates				$ 103,250
Percentage of economic interest of Navios Holdings in Navios Acquisition				53.70%	50.50%
Calculation of gain loss on change In control				On March 30, 2011, based on the equity method, the Company recorded an investment in Navios Acquisition of $103,250, which represents the fair value of the common stock and Series C preferred stock (in-substance common stock) that were held by Navios Holdings on such date. On March 30, 2011, the Company calculated a loss on change in control of $35,325, which was calculated as the fair value of the Company's equity method investment in Navios Acquisition of $103,250 less the Company's 53.7% interest in Navios Acquisition's net assets on March 30, 2011.